Teachers Insurance and Annuity Association of America College Retirement Equities Fund 8500 Andrew Carnegie Boulevard Charlotte, NC 28262	F. Scott Thomas Associate General Counsel Advocacy & Oversight 704.988.3687 (tel) 704.988.0102 (fax) sthomas@tiaa-cref.org

May 4, 2010

Via EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: Rule 497(j) Filing for TIAA Separate Account VA-1 (the “Account”)

Dear Commissioners:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933 (the “Securities Act”), this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information (“SAI”) that the Account would have filed under Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 17 to the Account’s Registration Statement on Form N-3 (File Nos. 33-79124 and 811-08520); and (ii) the text of this amendment was filed electronically via EDGAR on April 28, 2010.

Please contact the undersigned at (704) 988-3687 should you have any questions or comments regarding this letter.

Sincerely,

/s/ F. Scott Thomas
F. Scott Thomas

FST/fst